Alpine Foundation Fund

ALPINE FOUNDATION FUND
A SERIES OF ALPINE SERIES TRUST

SUPPLEMENT DATED JUNE 17, 2014
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED FEBRUARY 28, 2014

On May 27, 2014, the Board of Trustees (the “Board”) approved proposed changes to the fundamental investment objectives for the Alpine Foundation Fund (the “Fund”).  The change to the investment objectives is subject to shareholder approval at a special meeting scheduled for July 24, 2014, and the other changes are contingent upon shareholder approval of the change to the investment objectives. Proxy materials describing the proposed investment objective changes and the rationale for the proposal will be mailed to shareholders beginning on or about June 18, 2014. All Fund shareholders of record at the close of business on June 5, 2014 are eligible to vote on the proposal.

The Fund’s current investment objectives are as follows:

“The Fund seeks capital appreciation.  Reasonable income and conservation of capital are secondary investment objectives.”

The Board proposes that the Fund’s investment objective be changed to the following:

“The Fund seeks current income and long-term growth of capital.”

The Board also proposes a change in the classification of the Fund’s investment objectives from a “fundamental” investment policy to a “non-fundamental” investment policy. The Investment Company Act of 1940 (the “1940 Act”) permits a fund to designate any of its policies as fundamental policies but does not require that an investment objective be classified as fundamental, and it is common practice for investment objectives of investment companies to be classified as non-fundamental.  The Board believes that it is in the interests of the Fund’s shareholders to approve the new non-fundamental investment objective to allow the Fund greater flexibility to execute its investment program now and in the future. The Fund’s proposed non-fundamental investment objective, if approved by shareholders, may be changed by the Board upon 60 days’ prior notice to shareholders.

If the proposed changes to the Fund’s investment objectives are approved by shareholders, it is expected to become effective on or about July 28, 2014.

In connection with the Fund’s current investment objectives, the Fund currently pursues its investment objectives by investing its assets primarily in a combination of equity securities of large U.S. companies and high quality fixed income securities. To conform to the new investment objective, the Fund’s name will be changed to “Alpine Equity Income Fund” and principal investment strategies would be revised to provide that the Fund will, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities.  There will no longer be a requirement that at least 25% of the Fund’s assets be invested in fixed-income securities, and the Fund will invest primarily in income-producing securities, targeting an investment in such securities of at least 65% of its total assets. The Adviser believes that high quality companies with strong balance sheets coupled with strong dividend profiles are attractive candidates for long-term investment. The Adviser will typically emphasize dividend-paying equity securities with a focus placed upon current dividend levels as well as dividend growth over time.

Under the proposed investment objective, the Fund may invest in issuers of any size. The Fund may invest up to 20% of its net assets in fixed income securities. The principal risks of the Fund would remain the same, as the Fund may invest to a reduced extent in fixed income securities. The Fund may invest in fixed income securities when the Adviser believes such securities provide attractive income opportunities and to generate yield. The Fund may continue to invest up to 5% of its net assets in fixed income securities rated below “A” by S&P or by Moody’s; this limit does not apply to convertible debt securities. The Fund will continue to have the ability to invest up to 15% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges. Under the proposal, the Fund will use the S&P 500 Index as its primary benchmark.

These aforementioned changes are expected to become effective on or about July 28, 2014, contingent upon the approval of the new investment objectives by the Fund’s shareholders.

Please retain this Supplement for future reference.